Schedule of Investments International Equity Portfolio^

(Unaudited) September 30, 2019

NUMBER OF SHARES		VALUE†
Common Stocks 97.1%
Australia 0.7%
96,402	Insurance Australia Group Ltd.	$514,026

Austria 1.3%
24,693	BAWAG Group AG	972,139	*(a)

Belgium 1.3%
15,156	KBC Group NV	984,880

Canada 3.6%
30,444	Alimentation Couche-Tard, Inc. Class B	932,956
16,345	Kinaxis, Inc.	1,063,717	*
23,859	Suncor Energy, Inc.	752,589
		2,749,262
China 2.0%
7,997	Alibaba Group Holding Ltd. ADR	1,337,338	*
51,400	Budweiser Brewing Co. APAC Ltd.	184,281	*(a)
		1,521,619
Finland 0.7%
13,630	Huhtamaki OYJ	543,433

France 4.7%
4,113	Air Liquide SA	585,475
4,943	Arkema SA	460,750
8,820	Pernod-Ricard SA	1,570,824
18,653	TOTAL SA	973,542
		3,590,591
Germany 10.0%
18,077	Brenntag AG	874,815
4,739	Continental AG	607,953
20,326	CTS Eventim AG & Co. KGaA	1,145,379
3,653	Deutsche Boerse AG	570,960
14,727	Gerresheimer AG	1,056,202
57,268	Infineon Technologies AG	1,030,667
11,220	SAP SE ADR	1,322,501
13,047	Scout24 AG	743,736	(a)
5,921	Stabilus SA	289,766
		7,641,979
Hong Kong 3.2%
73,200	AIA Group Ltd.	691,588
210,900	HKBN Ltd.	388,557
201,300	Techtronic Industries Co. Ltd.	1,401,038
		2,481,183
Ireland 3.0%
29,089	CRH PLC	997,166
11,477	Kerry Group PLC Class A	1,342,255
		2,339,421
Israel 1.2%
8,733	Check Point Software Technologies Ltd.	956,264	*

Italy 0.7%
49,900	Nexi SpA	508,859	*(a)

Japan 15.6%
28,000	Bridgestone Corp.	1,083,487
7,500	Daikin Industries Ltd.	983,584
10,100	Hoya Corp.	823,786
344,800	Ichigo, Inc.	1,387,172	(b)
7,400	Kao Corp.	546,419
1,300	Keyence Corp.	804,347
7,000	Kose Corp.	1,181,503	(b)
29,300	Persol Holdings Co. Ltd.	553,347
95,900	Sanwa Holdings Corp.	1,071,419
16,100	Shionogi & Co. Ltd.	893,262
900	SMC Corp.	383,723
9,700	TechnoPro Holdings, Inc.	574,150
19,800	Terumo Corp.	637,262
15,600	Toyota Motor Corp.	1,041,106
		11,964,567
Luxembourg 0.9%
19,839	Befesa SA	709,252	(a)

Mexico 0.6%
121,758	Infraestructura Energetica Nova SAB de CV	484,527

Netherlands 7.8%
24,997	AerCap Holdings NV	1,368,586	*
7,713	ASML Holding NV	1,910,442
12,550	Heineken NV	1,356,397
31,734	Intertrust NV	620,517	(a)
6,963	NXP Semiconductors NV	759,803
		6,015,745
Norway 0.8%
81,479	Sbanken ASA	588,412	(a)

Portugal 1.0%
48,549	Galp Energia SGPS SA	731,564

Singapore 1.2%
49,000	DBS Group Holdings Ltd.	886,300

Sweden 1.0%
27,156	Assa Abloy AB Class B	604,414
18,700	EQT AB	166,160	*
		770,574
Switzerland 13.1%
1,526	Alcon, Inc.	88,987	*
7,127	Cie Financiere Richemont SA	522,859
215	Givaudan SA	599,729
19,038	Julius Baer Group Ltd.	843,505	*
1,673	Lonza Group AG	565,573	*
12,641	Novartis AG	1,096,090
1,079	Partners Group Holding AG	827,913
4,316	Roche Holding AG	1,256,031
294	SGS SA	728,777
62,887	SIG Combibloc Group AG	838,031	*
5,436	Sonova Holding AG	1,263,616
3,152	Tecan Group AG	752,905
58,797	UBS Group AG	667,472	*
		10,051,488

See Notes to Schedule of Investments

NUMBER OF SHARES		VALUE†
United Kingdom 18.0%
6,458	Aon PLC	$1,250,075
112,711	Biffa PLC	327,751	(a)
51,347	Bunzl PLC	1,341,591
79,775	Clinigen Group PLC	847,474
47,037	Compass Group PLC	1,210,472
9,802	DCC PLC	855,213
77,917	Electrocomponents PLC	616,779
29,403	Fevertree Drinks PLC	875,974
9,469	London Stock Exchange Group PLC	850,842
55,243	Prudential PLC	1,001,879
12,199	Reckitt Benckiser Group PLC	951,554
46,071	RELX PLC	1,094,695
137,750	Rentokil Initial PLC	792,315
19,153	Spectris PLC	575,551
68,119	St. James’s Place PLC	820,303
71,431	Trainline PLC	367,999	*(a)
		13,780,467
United States 4.7%
2,343	Core Laboratories NV	109,231	(b)
16,256	Ferguson PLC	1,188,060
559,145	Samsonite International SA	1,184,251	(a)
23,060	Sensata Technologies Holding PLC	1,154,384	*
		3,635,926
Total Common Stocks (Cost $65,844,117)		74,422,478

Short-Term Investments 4.4%
Investment Companies 4.4%
1,763,716	State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(c)	1,763,716
1,647,876	State Street Navigator Securities Lending Government Money Market Portfolio, 1.97%(c)	1,647,876	(d)
Total Short-Term Investments (Cost $3,411,592)		3,411,592

Total Investments 101.5% (Cost $69,255,709)		77,834,070
Liabilities Less Other Assets (1.5)%		(1,163,856)

Net Assets 100.0%		$76,670,214

*                           Non-income producing security.

(a)                   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at September 30, 2019 amounted to $6,207,197, which represents 8.1% of net assets of the Fund.

(b)                   The security or a portion of this security is on loan at September 30, 2019. Total value of all such securities at September 30, 2019 amounted to $1,567,409 for the Fund.

(c)                    Represents 7-day effective yield as of September 30, 2019.

(d)                   Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY

Industry	Investments at Value†	Percentage of Net Assets
Trading Companies & Distributors	$4,773,052	6.2%
Capital Markets	4,747,155	6.2%
Beverages	3,987,476	5.2%
Semiconductors & Semiconductor Equipment	3,700,912	4.8%
Professional Services	3,571,486	4.7%
Insurance	3,457,568	4.5%
Banks	3,431,731	4.5%
Software	3,342,482	4.4%
Pharmaceuticals	3,245,383	4.2%
Life Sciences Tools & Services	3,222,154	4.2%
Health Care Equipment & Supplies	2,813,651	3.7%
Building Products	2,659,417	3.5%
Oil, Gas & Consumable Fuels	2,457,695	3.2%
Machinery	2,074,527	2.7%
Electronic Equipment, Instruments & Components	1,996,677	2.6%
Commercial Services & Supplies	1,829,318	2.4%
Personal Products	1,727,922	2.3%
Textiles, Apparel & Luxury Goods	1,707,110	2.2%
Internet & Direct Marketing Retail	1,705,337	2.2%
Auto Components	1,691,440	2.2%
Chemicals	1,645,954	2.1%
Real Estate Management & Development	1,387,172	1.8%
Containers & Packaging	1,381,464	1.8%
Food Products	1,342,255	1.8%
Hotels, Restaurants & Leisure	1,210,472	1.6%
Electrical Equipment	1,154,384	1.5%
Entertainment	1,145,379	1.5%
Automobiles	1,041,106	1.4%
Construction Materials	997,166	1.3%
Household Products	951,554	1.2%
Food & Staples Retailing	932,956	1.2%
Industrial Conglomerates	855,213	1.1%
Interactive Media & Services	743,736	1.0%
IT Services	508,859	0.7%
Gas Utilities	484,527	0.6%
Diversified Telecommunication Services	388,557	0.5%
Energy Equipment & Services	109,231	0.1%
Short-Term Investments and Other Liabilities-Net	2,247,736	2.9%
	$76,670,214	100.0%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$74,422,478	$—	$—	$74,422,478
Short-Term Investments	—	3,411,592	—	3,411,592
Total Investments	$74,422,478	$3,411,592	$—	$77,834,070

(a)                   The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^                            A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^

(Unaudited) September 30, 2019

NUMBER OF SHARES		VALUE†
Common Stocks 95.4%
Aerospace & Defense 4.3%
35,000	Axon Enterprise, Inc.	$1,987,300	*
50,000	HEICO Corp.	6,244,000
36,500	L3Harris Technologies, Inc.	7,615,360
12,500	Teledyne Technologies, Inc.	4,024,875	*
		19,871,535
Airlines 0.5%
39,500	Alaska Air Group, Inc.	2,563,945

Auto Components 0.7%
40,000	Aptiv PLC	3,496,800

Banks 0.9%
20,000	SVB Financial Group	4,179,000	*

Biotechnology 2.3%
15,000	Alexion Pharmaceuticals, Inc.	1,469,100	*
30,000	BioMarin Pharmaceutical, Inc.	2,022,000	*
35,000	Exact Sciences Corp.	3,162,950	*
40,000	Incyte Corp.	2,969,200	*
13,000	Neurocrine Biosciences, Inc.	1,171,430	*
		10,794,680
Capital Markets 2.7%
40,000	Cboe Global Markets, Inc.	4,596,400
10,000	MarketAxess Holdings, Inc.	3,275,000
57,500	Raymond James Financial, Inc.	4,741,450
		12,612,850
Commercial Services & Supplies 3.9%
33,000	Cintas Corp.	8,847,300
60,000	IAA, Inc.	2,503,800	*
75,750	Waste Connections, Inc.	6,969,000
		18,320,100
Communications Equipment 1.8%
50,000	Motorola Solutions, Inc.	8,520,500

Construction & Engineering 1.1%
80,000	MasTec, Inc.	5,194,400	*

Containers & Packaging 1.9%
65,000	Ball Corp.	4,732,650
40,000	Packaging Corp. of America	4,244,000
		8,976,650
Diversified Consumer Services 3.2%
53,050	Bright Horizons Family Solutions, Inc.	8,090,125	*
52,500	Chegg, Inc.	1,572,375	*
110,000	Service Corp. International	5,259,100
		14,921,600
Electrical Equipment 1.5%
75,000	AMETEK, Inc.	6,886,500

Electronic Equipment, Instruments & Components 6.2%
71,000	Amphenol Corp. Class A	6,851,500
80,000	CDW Corp.	9,859,200
72,000	Keysight Technologies, Inc.	7,002,000	*
130,000	Trimble, Inc.	5,045,300	*
		28,758,000
Entertainment 2.2%
52,500	Take-Two Interactive Software, Inc.	6,580,350	*
55,000	World Wrestling Entertainment, Inc. Class A	3,913,250
		10,493,600
Food & Staples Retailing 0.7%
135,000	BJ’s Wholesale Club Holdings, Inc.	3,492,450	*

Food Products 0.7%
45,000	Lamb Weston Holdings, Inc.	3,272,400

Health Care Equipment & Supplies 7.2%
40,000	Alcon, Inc.	2,331,600	*
25,000	Haemonetics Corp.	3,153,500	*
45,000	Hill-Rom Holdings, Inc.	4,735,350
19,000	IDEXX Laboratories, Inc.	5,166,670	*
45,000	Insulet Corp.	7,421,850	*
15,000	Masimo Corp.	2,231,850	*
26,500	Penumbra, Inc.	3,563,985	*(a)
15,000	Teleflex, Inc.	5,096,250
		33,701,055
Health Care Providers & Services 1.4%
40,000	Encompass Health Corp.	2,531,200
22,500	Guardant Health, Inc.	1,436,175	*
9,500	WellCare Health Plans, Inc.	2,462,115	*
		6,429,490
Health Care Technology 2.4%
40,000	Teladoc Health, Inc.	2,708,800	*(a)
55,000	Veeva Systems, Inc. Class A	8,397,950	*
		11,106,750
Hotels, Restaurants & Leisure 3.1%
92,500	Norwegian Cruise Line Holdings Ltd.	4,788,725	*
35,000	Planet Fitness, Inc. Class A	2,025,450	*
125,000	Red Rock Resorts, Inc. Class A	2,538,125
22,500	Vail Resorts, Inc.	5,120,100
		14,472,400
Household Products 1.0%
65,000	Church & Dwight Co., Inc.	4,890,600

Independent Power and Renewable Electricity Producers 1.1%
191,500	Vistra Energy Corp.	5,118,795

Industrial Conglomerates 1.5%
19,500	Roper Technologies, Inc.	6,953,700

Insurance 0.5%
20,000	Assurant, Inc.	2,516,400

Interactive Media & Services 1.0%
22,500	IAC/InterActiveCorp	4,904,325	*

Internet & Direct Marketing Retail 0.8%
62,500	Etsy, Inc.	3,531,250	*

IT Services 8.6%
27,500	EPAM Systems, Inc.	5,013,800	*
60,000	Fiserv, Inc.	6,215,400	*
74,904	Global Payments, Inc.	11,909,736

See Notes to Schedule of Investments

NUMBER OF SHARES		VALUE†
47,500	Okta, Inc.	$4,676,850	*
67,500	Square, Inc. Class A	4,181,625	*
57,500	Twilio, Inc. Class A	6,322,700	*(a)
15,000	Wix.com Ltd.	1,751,100	*
		40,071,211
Life Sciences Tools & Services 2.7%
24,500	Bio-Rad Laboratories, Inc. Class A	8,152,130	*
45,000	PRA Health Sciences, Inc.	4,465,350	*
		12,617,480
Machinery 2.7%
30,000	Fortive Corp.	2,056,800
44,000	IDEX Corp.	7,210,720
45,000	Xylem, Inc.	3,582,900
		12,850,420
Media 2.0%
200,000	Altice USA, Inc. Class A	5,736,000	*
35,000	Nexstar Media Group, Inc. Class A	3,580,850
		9,316,850
Oil, Gas & Consumable Fuels 0.7%
22,500	Cheniere Energy, Inc.	1,418,850	*
22,500	ONEOK, Inc.	1,658,025
		3,076,875
Pharmaceuticals 0.6%
55,000	Catalent, Inc.	2,621,300	*

Professional Services 2.1%
16,500	CoStar Group, Inc.	9,787,800	*

Road & Rail 0.5%
15,000	Old Dominion Freight Line, Inc.	2,549,550

Semiconductors & Semiconductor Equipment 5.7%
320,000	Advanced Micro Devices, Inc.	9,276,800	*
30,000	KLA Corp.	4,783,500
75,000	Marvell Technology Group Ltd.	1,872,750
42,500	Monolithic Power Systems, Inc.	6,614,275
42,500	Xilinx, Inc.	4,075,750
		26,623,075
Software 8.7%
17,500	Coupa Software, Inc.	2,267,475	*
20,000	HubSpot, Inc.	3,032,200	*
32,500	Paylocity Holding Corp.	3,171,350	*
45,000	Proofpoint, Inc.	5,807,250	*
47,500	Q2 Holdings, Inc.	3,746,325	*
60,000	RingCentral, Inc. Class A	7,539,600	*
52,500	Splunk, Inc.	6,187,650	*
12,500	Trade Desk, Inc. Class A	2,344,375	*
55,000	Zendesk, Inc.	4,008,400	*
50,000	Zscaler, Inc.	2,363,000	*(a)
		40,467,625
Specialty Retail 5.2%
37,500	Burlington Stores, Inc.	7,493,250	*
45,000	Five Below, Inc.	5,674,500	*
13,000	O’Reilly Automotive, Inc.	5,180,630	*
25,000	Ross Stores, Inc.	2,746,250
12,500	Ulta Beauty, Inc.	3,133,125	*
		24,227,755
Textiles, Apparel & Luxury Goods 0.6%
30,000	Columbia Sportswear Co.	2,906,700

Trading Companies & Distributors 0.7%
25,000	United Rentals, Inc.	3,116,000	*
Total Common Stocks (Cost $327,658,766)		446,212,416

Short-Term Investments 5.7%
Investment Companies 5.7%
19,188,621	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(b)	19,188,621
7,557,961	State Street Navigator Securities Lending Government Money Market Portfolio, 1.97%(b)	7,557,961	(c)
Total Short-Term Investments (Cost $26,746,582)		26,746,582

Total Investments 101.1% (Cost $354,405,348)		472,958,998
Liabilities Less Other Assets (1.1)%		(5,251,793)

Net Assets 100.0%		$467,707,205

*                           Non-income producing security.

(a)                   The security or a portion of this security is on loan at September 30, 2019. Total value of all such securities at September 30, 2019 amounted to $7,553,480 for the Fund.

(b)                   Represents 7-day effective yield as of September 30, 2019.

(c)                    Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$446,212,416	$—	$—	$446,212,416
Short-Term Investments	—	26,746,582	—	26,746,582
Total Investments	$446,212,416	$26,746,582	$—	$472,958,998

(a)                   The Schedule of Investments provides information on the industry categorization for the portfolio.

^                            A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^

(Unaudited) September 30, 2019

NUMBER OF SHARES		VALUE†
Common Stocks 96.9%
Aerospace & Defense 6.7%
27,550	General Dynamics Corp.	$5,034,211
29,900	Hexcel Corp.	2,455,687
25,400	Spirit AeroSystems Holdings, Inc. Class A	2,088,896
		9,578,794
Airlines 1.9%
44,500	American Airlines Group, Inc.	1,200,165
93,100	JetBlue Airways Corp.	1,559,425	*
		2,759,590
Auto Components 1.3%
20,900	Aptiv PLC	1,827,078

Banks 9.0%
94,300	BankUnited, Inc.	3,170,366
56,800	BB&T Corp.	3,031,416
52,700	Comerica, Inc.	3,477,673
175,900	KeyCorp	3,138,056
		12,817,511
Beverages 2.2%
53,800	Molson Coors Brewing Co. Class B	3,093,500

Biotechnology 1.8%
26,200	Alexion Pharmaceuticals, Inc.	2,566,028	*

Building Products 1.5%
48,810	Johnson Controls International PLC	2,142,271

Capital Markets 1.3%
32,300	State Street Corp.	1,911,837

Chemicals 1.9%
34,400	Ashland Global Holdings, Inc.	2,650,520

Commercial Services & Supplies 3.5%
243,000	Covanta Holding Corp.	4,201,470
31,900	KAR Auction Services, Inc.	783,145
		4,984,615
Communications Equipment 1.4%
50,300	Ciena Corp.	1,973,269	*

Construction & Engineering 2.1%
21,700	Valmont Industries, Inc.	3,004,148

Electric Utilities 2.1%
43,800	Evergy, Inc.	2,915,328

Electronic Equipment, Instruments & Components 3.3%
62,700	Itron, Inc.	4,637,292	*

Entertainment 1.6%
38,150	Lions Gate Entertainment Corp. Class A	352,888	*
216,150	Lions Gate Entertainment Corp. Class B	1,889,151	*
		2,242,039
Equity Real Estate Investment Trusts 0.8%
69,300	CoreCivic, Inc.	1,197,504

Food Products 4.1%
133,300	Hain Celestial Group, Inc.	2,862,618	*
54,000	TreeHouse Foods, Inc.	2,994,300	*
		5,856,918
Health Care Equipment & Supplies 3.3%
33,700	Zimmer Biomet Holdings, Inc.	4,625,999

Health Care Providers & Services 1.5%
64,400	MEDNAX, Inc.	1,456,728	*
6,400	Molina Healthcare, Inc.	702,208	*
		2,158,936
Hotels, Restaurants & Leisure 8.2%
234,400	International Game Technology PLC	3,330,824
116,600	MGM Resorts International	3,232,152
97,000	Wyndham Destinations, Inc.	4,463,940
12,700	Wyndham Hotels & Resorts, Inc.	657,098
		11,684,014
Independent Power and Renewable Electricity Producers 2.3%
91,200	AES Corp.	1,490,208
65,400	Vistra Energy Corp.	1,748,142
		3,238,350
IT Services 2.5%
26,600	Amdocs Ltd.	1,758,526
276,500	Conduent, Inc.	1,719,830	*
		3,478,356
Mortgage Real Estate Investment Trusts 3.4%
197,300	Starwood Property Trust, Inc.	4,778,606

Oil, Gas & Consumable Fuels 8.2%
148,400	Cabot Oil & Gas Corp.	2,607,388
105,300	Devon Energy Corp.	2,533,518
49,600	ONEOK, Inc.	3,655,024
118,700	Williams Cos., Inc.	2,855,922
		11,651,852
Semiconductors & Semiconductor Equipment 3.7%
27,800	Entegris, Inc.	1,308,268
106,800	ON Semiconductor Corp.	2,051,628	*
23,200	Skyworks Solutions, Inc.	1,838,600
		5,198,496
Software 4.0%
222,500	Nuance Communications, Inc.	3,628,975	*
67,100	Teradata Corp.	2,080,100	*
		5,709,075
Specialty Retail 6.8%
26,300	Best Buy Co., Inc.	1,814,437
362,500	Chico’s FAS, Inc.	1,460,875
36,600	Children’s Place, Inc.	2,817,834
626,000	Party City Holdco, Inc.	3,574,460	*
		9,667,606
Technology Hardware, Storage & Peripherals 2.2%
52,421	Western Digital Corp.	3,126,388

Trading Companies & Distributors 4.3%
112,400	AerCap Holdings NV	6,153,900	*

See Notes to Schedule of Investments

NUMBER OF SHARES		VALUE†
Total Common Stocks (Cost $123,597,539)		$137,629,820

Short-Term Investments 2.6%
Investment Companies 2.6%
3,744,657	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(a) (Cost $3,744,657)	3,744,657
Total Investments 99.5% (Cost $127,342,196)		141,374,477
Other Assets Less Liabilities 0.5%		644,991

Net Assets 100.0%		$142,019,468

*                           Non-income producing security.

(a)                   Represents 7-day effective yield as of September 30, 2019.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$137,629,820	$—	$—	$137,629,820
Short-Term Investments	—	3,744,657	—	3,744,657
Total Investments	$137,629,820	$3,744,657	$—	$141,374,477

(a)                   The Schedule of Investments provides information on the industry categorization for the portfolio.

^                            A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^

(Unaudited) September 30, 2019

PRINCIPAL AMOUNT		VALUE†
U.S. Treasury Obligations 5.6%
$6,145,000	U.S. Treasury Notes, 2.13%, due 5/15/2022 (Cost $6,205,188)	$6,225,413

Mortgage-Backed Securities 23.4%
Adjustable Mixed Balance 0.2%
168,159	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 3.23%, due 6/19/2034	166,463	(a)

Commercial Mortgage-Backed 17.3%
663,707	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/2050	661,333
	CD Mortgage Trust
452,010	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/2050	451,231
2,016,682	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/2050	2,013,980
	Citigroup Commercial Mortgage Trust
895,996	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	902,168
1,050,829	Ser. 2016-P6, Class A1, 1.88%, due 12/10/2049	1,047,622
1,359,626	Ser. 2018-C5, Class A1, 3.13%, due 6/10/2051	1,383,537
	Commercial Mortgage Pass-Through Certificates
302,863	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/2048	302,031
468,907	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/2049	467,217
1,060,483	CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	1,061,148
822,021	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	815,829
	GS Mortgage Securities Trust
915,000	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	928,023	(b)
251,579	Ser. 2015-GS1, Class A1, 1.94%, due 11/10/2048	250,974
1,410,761	JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C12, Class ASB, 3.16%, due 7/15/2045	1,427,283
529,512	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/2050	527,922	(b)
	Morgan Stanley Bank of America Merrill Lynch Trust
498,179	Ser. 2016-C28, Class A1, 1.53%, due 1/15/2049	495,710
969,342	Ser. 2017-C33, Class A1, 2.03%, due 5/15/2050	967,774
607,674	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/2048	603,108
212,330	UBS Commercial Mortgage Trust, Ser. 2017-C1, Class A1, 1.89%, due 6/15/2050	211,639
	Wells Fargo Commercial Mortgage Trust
253,124	Ser. 2015-P2, Class A1, 1.97%, due 12/15/2048	252,570
922,914	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/2049	916,167
2,159,564	Ser. 2018-C45, Class A1, 3.13%, due 6/15/2051	2,196,888
660,108	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/2059	657,677
557,124	Ser. 2016-C32, Class A1, 1.58%, due 1/15/2059	554,658
		19,096,489
Fannie Mae 3.5%
	Pass-Through Certificates
576,024	3.50%, due 10/1/2025	595,495
1,407,173	3.00%, due 9/1/2027	1,443,163
1,634,792	4.50%, due 5/1/2041–5/1/2044	1,767,809
		3,806,467
Freddie Mac 2.4%
	Pass-Through Certificates
692,882	3.50%, due 5/1/2026	716,807
970,628	3.00%, due 1/1/2027	997,423
861,962	4.50%, due 11/1/2039	934,353
		2,648,583
	Total Mortgage-Backed Securities (Cost $25,694,995)	25,718,002

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
Corporate Bonds 53.9%
Aerospace & Defense 0.6%
$615,000	United Technologies Corp., 3.35%, due 8/16/2021	$630,860

Auto Manufacturers 1.9%
925,000	Daimler Finance N.A. LLC, (3M USD LIBOR + 0.90%), 3.06%, due 2/15/2022	929,783	(a)(b)
1,190,000	Harley-Davidson Financial Services, Inc., (3M USD LIBOR + 0.50%), 2.65%, due 5/21/2020	1,190,910	(a)(b)
		2,120,693
Banks 19.2%
2,335,000	Bank of America Corp., 5.63%, due 7/1/2020	2,397,511
780,000	Bank of New York Mellon Corp., 1.95%, due 8/23/2022	780,013
2,565,000	Citibank N.A., 3.17%, due 2/19/2022	2,599,492	(c)
2,750,000	Goldman Sachs Group, Inc., 5.25%, due 7/27/2021	2,897,702
1,250,000	HSBC Holdings PLC, (3M USD LIBOR + 0.60%), 2.72%, due 5/18/2021	1,251,287	(a)
2,075,000	JPMorgan Chase & Co., 4.50%, due 1/24/2022	2,190,733
2,500,000	Morgan Stanley, 5.75%, due 1/25/2021	2,614,294
1,770,000	National Australia Bank Ltd., 3.70%, due 11/4/2021	1,827,534
1,995,000	Santander UK PLC, 2.50%, due 1/5/2021	1,997,472
1,295,000	Sumitomo Mitsui Banking Corp., 2.51%, due 1/17/2020	1,296,366
1,300,000	Wells Fargo Bank N.A., 3.33%, due 7/23/2021	1,311,794	(c)
		21,164,198
Beverages 1.2%
1,245,000	Anheuser-Busch InBev Worldwide, Inc., 4.38%, due 2/15/2021	1,281,389

Commercial Services 2.1%
2,210,000	ERAC USA Finance LLC, 5.25%, due 10/1/2020	2,278,798	(b)

Computers 2.3%
2,500,000	IBM Corp., 2.85%, due 5/13/2022	2,554,875

Diversified Financial Services 2.8%
850,000	AIG Global Funding, 2.15%, due 7/2/2020	850,725	(b)
1,105,000	Avolon Holdings Funding Ltd., 3.63%, due 5/1/2022	1,119,807	(b)
1,100,000	Capital One Financial Corp., (3M USD LIBOR + 0.95%), 3.05%, due 3/9/2022	1,108,447	(a)
		3,078,979
Electric 2.5%
720,000	DTE Energy Co., Ser. B, 2.60%, due 6/15/2022	726,916
1,340,000	Pennsylvania Electric Co., 5.20%, due 4/1/2020	1,359,600
635,000	Sempra Energy, 2.40%, due 2/1/2020	635,035
		2,721,551
Electronics 0.9%
1,010,000	Honeywell Int’l, Inc., (3M USD LIBOR + 0.37%), 2.56%, due 8/8/2022	1,015,587	(a)

Machinery-Diversified 2.2%
2,425,000	John Deere Capital Corp., 2.30%, due 6/7/2021	2,439,373

Media 2.4%
920,000	Comcast Corp., (3M USD LIBOR + 0.44%), 2.54%, due 10/1/2021	922,845	(a)
1,660,000	Fox Corp., 3.67%, due 1/25/2022	1,714,003	(b)
		2,636,848
Oil & Gas 3.6%
1,000,000	BP Capital Markets America, Inc., (3M USD LIBOR + 0.65%), 2.81%, due 9/19/2022	1,002,815	(a)
1,180,000	BP Capital Markets PLC, 3.56%, due 11/1/2021	1,214,984
1,750,000	Occidental Petroleum Corp., 2.70%, due 8/15/2022	1,765,314
		3,983,113

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE†
Pharmaceuticals 4.5%
$1,520,000	Bristol-Myers Squibb Co., 2.60%, due 5/16/2022	$1,542,866	(b)
2,095,000	Cigna Corp., 3.20%, due 9/17/2020	2,115,282
1,290,000	CVS Health Corp., 2.80%, due 7/20/2020	1,295,742
		4,953,890
Pipelines 3.5%
1,525,000	Enterprise Products Operating LLC, 2.55%, due 10/15/2019	1,525,272
490,000	Kinder Morgan Energy Partners L.P., 6.85%, due 2/15/2020	498,215
1,855,000	MPLX L.P., (3M USD LIBOR + 0.90%), 3.00%, due 9/9/2021	1,861,159	(a)
		3,884,646
Semiconductors & Semiconductor Equipment 1.9%
2,000,000	Broadcom, Inc., 3.13%, due 4/15/2021	2,019,125	(b)

Telecommunications 2.3%
2,535,000	AT&T, Inc., 2.80%, due 2/17/2021	2,557,077
	Total Corporate Bonds (Cost $58,754,648)	59,321,002

Asset-Backed Securities 12.1%
829,232	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/2022	830,931
	American Express Credit Account Master Trust
2,190,000	Ser. 2018-1, Class A, 2.67%, due 10/17/2022	2,195,619
440,000	Ser. 2019-1, Class A, 2.87%, due 10/15/2024	450,794
	Bank of America Credit Card Trust
800,000	Ser. 2017-A1, Class A1, 1.95%, due 8/15/2022	799,521
2,000,000	Ser. 2018-A3, Class A3, 3.10%, due 12/15/2023	2,043,338
1,400,000	Citibank Credit Card Issuance Trust, Ser. 2017-A3, Class A3, 1.92%, due 4/7/2022	1,399,081
521,646	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, (1M LIBOR + 0.22%), 2.37%, due 9/26/2033	520,003	(a)
520,905	Ford Credit Auto Owner Trust, Ser. 2017-A, Class A3, 1.67%, due 6/15/2021	520,114
594,093	GM Financial Automobile Leasing Trust, Ser. 2019-1, Class A2A, 2.91%, due 4/20/2021	596,093
554,059	Hyundai Auto Lease Securitization Trust, Ser. 2019-A, Class A2, 2.92%, due 7/15/2021	557,016	(b)
652,613	SLM Student Loan Trust, Ser. 2013-2, Class A, (1M USD LIBOR + 0.45%), 2.47%, due 9/25/2043	648,184	(a)
900,000	Toyota Auto Receivables Owner Trust, Ser. 2018-A, Class A3, 2.35%, due 5/16/2022	901,979
1,800,000	Verizon Owner Trust, Ser. 2019-A, Class A1A, 2.93%, due 9/20/2023	1,832,527
	Total Asset-Backed Securities (Cost $13,135,591)	13,295,200

Short-Term Investments 4.5%
Investment Companies 4.5%
4,956,817	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.88%(d) (Cost $4,956,817)	4,956,817	(e)

	Total Investments 99.5% (Cost $108,747,239)	109,516,434

	Other Assets Less Liabilities 0.5%	552,857	(f)

	Net Assets 100.0%	$110,069,291

(a)	Variable or floating rate security. The interest rate shown was the current rate as of September 30, 2019 and changes periodically.

See Notes to Schedule of Investments

(b)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At September 30, 2019, these securities amounted to $13,658,978, which represents 12.4% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)	Represents 7-day effective yield as of September 30, 2019.
(e)	All or a portion of this security is segregated in connection with obligations for futures with a total value of $4,956,817.
(f)	Includes the impact of the Fund’s open positions in derivatives at September 30, 2019.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At September 30, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2019	161	U.S. Treasury Note, 2 Year	$34,695,500	$(54,839)
Total Futures			$34,695,500	$(54,839)

At September 30, 2019, the Fund had $175,975 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$6,225,413	$—	$6,225,413
Mortgage-Backed Securities(a)	—	25,718,002	—	25,718,002
Corporate Bonds(a)	—	59,321,002	—	59,321,002
Asset-Backed Securities	—	13,295,200	—	13,295,200
Short-Term Investments	—	4,956,817	—	4,956,817
Total Investments	$—	$109,516,434	$—	$109,516,434

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Note A), of inputs used to value the Fund’s derivatives as of September 30, 2019:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Futures(a)
Liabilities	$(54,839)	$—	$—	$(54,839)
Total	$(54,839)	$—	$—	$(54,839)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^

(Unaudited) September 30, 2019

NUMBER OF SHARES		VALUE†
Common Stocks 98.3%
Airlines 1.8%
156,648	Ryanair Holdings PLC ADR	$10,398,294	*

Auto Components 3.3%
221,420	Aptiv PLC	19,356,536

Banks 6.0%
161,702	JPMorgan Chase & Co.	19,030,708
287,310	U.S. Bancorp	15,899,736
		34,930,444
Capital Markets 4.0%
250,416	Intercontinental Exchange, Inc.	23,105,884

Chemicals 2.7%
28,458	Sherwin-Williams Co.	15,648,200

Communications Equipment 1.5%
36,047	Arista Networks, Inc.	8,612,349	*

Consumer Finance 1.8%
89,289	American Express Co.	10,561,103

Electrical Equipment 1.9%
143,620	Vestas Wind Systems A/S	11,150,025

Electronic Equipment, Instruments & Components 1.5%
40,751	Zebra Technologies Corp. Class A	8,409,784	*

Energy Equipment & Services 1.3%
213,005	Schlumberger Ltd.	7,278,381

Equity Real Estate Investment Trusts 1.6%
335,280	Weyerhaeuser Co.	9,287,256

Food & Staples Retailing 3.0%
670,574	Kroger Co.	17,287,398

Health Care Equipment & Supplies 9.9%
75,316	Becton, Dickinson & Co.	19,051,935
129,183	Danaher Corp.	18,657,901
179,219	Medtronic PLC	19,466,768
		57,176,604
Health Care Providers & Services 6.6%
212,636	AmerisourceBergen Corp.	17,506,322
104,919	Cigna Corp.	15,925,655
170,442	Premier, Inc. Class A	4,929,183	*
		38,361,160
Hotels, Restaurants & Leisure 2.7%
599,280	Compass Group PLC	15,422,154

Insurance 2.5%
187,060	Progressive Corp.	14,450,385

Interactive Media & Services 3.4%
15,903	Alphabet, Inc. Class A	19,419,789	*

IT Services 4.5%
196,232	Cognizant Technology Solutions Corp. Class A	11,825,922
52,625	MasterCard, Inc. Class A	14,291,371
		26,117,293
Machinery 3.6%
142,783	Stanley Black & Decker, Inc.	20,619,293

Media 4.0%
511,887	Comcast Corp. Class A	23,075,866

Oil, Gas & Consumable Fuels 2.3%
407,751	EQT Corp.	4,338,471
408,953	Noble Energy, Inc.	9,185,084
		13,523,555
Personal Products 3.2%
312,239	Unilever NV	18,743,707

Pharmaceuticals 2.7%
54,146	Roche Holding AG	15,757,433

Road & Rail 0.9%
73,707	CSX Corp.	5,105,684

Semiconductors & Semiconductor Equipment 4.4%
195,274	Texas Instruments, Inc.	25,237,212

Software 5.4%
46,840	Intuit, Inc.	12,456,630
136,895	Microsoft Corp.	19,032,512
		31,489,142
Specialty Chemicals 1.9%
260,651	Novozymes A/S B Shares	10,958,837

Specialty Retail 4.0%
140,968	Advance Auto Parts, Inc.	23,316,107

Textiles, Apparel & Luxury Goods 1.6%
252,855	Gildan Activewear, Inc.	8,976,353

Trading Companies & Distributors 4.3%
95,993	United Rentals, Inc.	11,964,568	*
43,227	W.W. Grainger, Inc.	12,844,903
		24,809,471
Total Common Stocks (Cost $445,495,545)		568,585,699

Short-Term Investments 1.8%

PRINCIPAL AMOUNT
Certificates of Deposit 0.0%(a)
$100,000	Self Help Credit Union, 0.25%, due 10/29/2019	100,000
100,000	Self Help Federal Credit Union, 0.25%, due 12/19/2019	100,000
		200,000

NUMBER OF SHARES
Investment Companies 1.8%
10,472,386	State Street Institutional Treasury Money Market Fund Premier Class, 1.95%(b)	10,472,386

Total Short-Term Investments (Cost $10,672,386)		10,672,386

See Notes to Schedule of Investments

VALUE†
Total Investments 100.1% (Cost $456,167,931)	$579,258,085
Liabilities Less Other Assets (0.1)%	(664,249)

Net Assets 100.0%	$578,593,836

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of September 30, 2019.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$568,585,699	$—	$—	$568,585,699
Short-Term Investments	—	10,672,386	—	10,672,386
Total Investments	$568,585,699	$10,672,386	$—	$579,258,085

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

^	A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

September 30, 2019

Notes to Schedule of Investments Advisers Management Trust (Unaudited)

†                             In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont’d)

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost. (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing & Reference Data, LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

September 30, 2019

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont’d)

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Advisers Management Trust(Unaudited)

(cont’d)

Legend

Benchmarks:
LIBOR = London Interbank Offered Rate

Currency Abbreviations:
USD = United States Dollar

Index Periods:
1M = 1 Month
3M = 3 Months

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) September 30, 2019

Investments	Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES - 61.4%

Federal Agricultural Mortgage Corp.,
1.64%, 4/17/2020	4,000,000	3,992,388
FFCB,
1.18%, 10/18/2019	1,000,000	999,684
2.23%, 4/5/2021(a)	500,000	503,130
FHLB,
2.38%, 9/10/2021	3,000,000	3,038,392
FHLMC,
1.50%, 1/17/2020	6,200,000	6,192,471
FNMA,
2.75%, 6/22/2021	5,500,000	5,597,318
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $20,302,630)		20,323,383

U.S. TREASURY OBLIGATIONS - 33.6%

U.S. Treasury Notes,
1.38%, 12/15/2019(b)	2,900,000	2,896,941
1.63%, 3/15/2020(b)	2,000,000	1,997,813
1.63%, 6/30/2020(b)	2,900,000	2,894,902
1.88%, 12/15/2020(b)	1,800,000	1,801,617
2.38%, 3/15/2021(b)	1,500,000	1,513,301
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,073,887)		11,104,574

	No. of Rights
RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Tobira Therapeutics, Inc., CVR *(d)(e)(f)	225	14

Media - 0.0%
Media General, Inc., CVR *(d)(e)(f)	2,550	—
TOTAL RIGHTS (Cost $7,172)		14

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc. Escrow,
10.00%, 6/1/2020(d)(e)(f)(g) (Cost $—)	18,000	—

	Shares
SHORT-TERM INVESTMENTS - 14.6%

INVESTMENT COMPANIES - 14.6%
Invesco Government & Agency Portfolio, Institutional Class, 2.29% (a)(h)	4,843,042	4,843,042
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 2.11% (a)(h)	54	54
TOTAL INVESTMENT COMPANIES (Cost $4,843,096)		4,843,096

Total Investments - 109.6% (Cost $36,226,785)		36,271,067
Liabilities Less Other Assets - (9.6%)(i)		(3,170,746)
Net Assets - 100.0%		33,100,321

*                           Non-income producing security.

(a)                   All or a portion of this security is segregated in connection with obligations for options written with a total value of $5,346,226.

(b)                   All or a portion of this security is pledged with the custodian for options written.

(c)                    Represents less than 0.05% of net assets of the Fund.

(d)                   Security fair valued as of September 30, 2019, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019, amounted to $14, which represents 0.0% of net assets of the Fund.

(e)                    Illiquid security.

(f)                     Value determined using significant unobservable inputs.

(g)                    Defaulted security.

(h)                   Represents 7-day effective yield as of September 30, 2019.

(i)                       Includes the impact of the Fund’s open positions in derivatives at September 30, 2019.

Abbreviations

CVR                                             Contingent Value Rights

FFCB                                        Federal Farm Credit Bank

FHLB                                      Federal Home Loan Bank

FHLMC                          Federal Home Loan Mortgage Corp.

FNMA                                   Federal National Mortgage Association

See Notes to Schedule of Investments

Derivative Instruments

Written option contracts (“options written”)

At September 30, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	2	$(304,675)	$1,495	10/4/2019	$(690)
Russell 2000 Index	6	(914,024)	1,510	10/4/2019	(3,750)
Russell 2000 Index	3	(457,012)	1,515	10/11/2019	(4,395)
Russell 2000 Index	3	(457,012)	1,565	10/11/2019	(12,600)
Russell 2000 Index	1	(152,337)	1,570	10/11/2019	(4,595)
Russell 2000 Index	1	(152,337)	1,580	10/11/2019	(5,455)
Russell 2000 Index	5	(761,687)	1,555	10/18/2019	(18,900)
Russell 2000 Index	3	(457,012)	1,585	10/18/2019	(18,105)
Russell 2000 Index	3	(457,012)	1,520	10/25/2019	(7,740)
Russell 2000 Index	4	(609,349)	1,530	10/25/2019	(11,880)
Russell 2000 Index	1	(152,337)	1,545	10/25/2019	(3,675)
S&P 500 Index	11	(3,274,414)	2,930	10/4/2019	(6,325)
S&P 500 Index	7	(2,083,718)	2,970	10/4/2019	(10,045)
S&P 500 Index	5	(1,488,370)	2,980	10/4/2019	(9,075)
S&P 500 Index	3	(893,022)	2,970	10/11/2019	(7,800)
S&P 500 Index	3	(893,022)	2,975	10/11/2019	(8,310)
S&P 500 Index	2	(595,348)	2,980	10/11/2019	(5,910)
S&P 500 Index	3	(893,022)	2,990	10/11/2019	(10,065)
S&P 500 Index	11	(3,274,414)	3,010	10/11/2019	(48,070)
S&P 500 Index	20	(5,953,480)	2,995	10/18/2019	(85,700)
S&P 500 Index	3	(893,022)	3,010	10/18/2019	(14,985)
S&P 500 Index	5	(1,488,370)	2,960	10/25/2019	(18,750)
S&P 500 Index	6	(1,786,044)	2,970	10/25/2019	(24,330)
S&P 500 Index	13	(3,869,762)	2,995	10/25/2019	(64,610)
S&P 500 Index	2	(595,348)	2,960	11/1/2019	(8,860)
S&P 500 Index	2	(595,348)	2,975	11/1/2019	(9,210)

Total options written (premium received $504,419)					$(423,830)

At September 30, 2019, the Fund had securities pledged in the amount of $11,104,574 to cover collateral requirements for options written.

The following is a summary, categorized by Level (See Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Government Agency Securities	$—	$20,323,383	$—	$20,323,383
U.S. Treasury Obligations	—	11,104,574	—	11,104,574
Rights(a)	—	—	14	14
Corporate Bonds(a)	—	—	—	—
Short-Term Investments	—	4,843,096	—	4,843,096
Total Investments	$—	$36,271,053	$14	$36,271,067

(a)         The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

*                 The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

	Beginning balance as of 1/1/2019	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2019
Investments in Securities:
Rights(a)
Biotechnology	$13	$—	$1	$—	$—	$—	$—	$14	$1
Media	—	—	—	—	—	—	—	—	—
Corporate Bonds(a)
Oil, Gas & Consumable Fuels	—	—	—	—	—	—	—	—	—
Total	$13	$—	$1	$—	$—	$—	$—	$14	$1

(a)              As of the period ended September 30, 2019, these investments were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by level (See Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of September 30, 2019:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(423,830)	$—	$—	$(423,830)

^ A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

September 30, 2019

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in exchange-traded options written and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (cont’d)

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”) (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.